Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Components of Other Comprehensive Loss

The components of Pepco Holdings’ AOCL relating to continuing operations are as follows. For additional information, see the consolidated statements of comprehensive income.

	Treasury Lock	Other	Accumulated Other Comprehensive Loss
	(millions of dollars)
Balance, December 31, 2009	$(22)	$(17)	$(39)
Current year change	11	—	11

Balance, December 31, 2010	(11)	(17)	(28)
Current year change	1	(7)	(6)

Balance, December 31, 2011	(10)	(24)	(34)
Current year change	—	(8)	(8)

Balance, December 31, 2012	$(10)	$(32)	$(42)

Schedule of Income Tax Expense (Benefit) Allocated to Accumulated Other Comprehensive Income Loss

The income tax expense (benefit) for each component of Pepco Holdings’ other comprehensive income is as follows.

For the Year Ended:	Treasury Lock	Other	Accumulated Other Comprehensive Loss
	(millions of dollars)
December 31, 2010	$7	$—	$7
December 31, 2011	$—	$(4)	$(4)
December 31, 2012	$—	$(6)	$(6)